Insurance business - (E) Summary of contractual service margin and risk adjustment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	£ 4,179	£ 4,194
Total CSM		4,195
Total risk adjustment	841	1,110
Total	5,020	5,305
Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,179	4,195
Total risk adjustment	823	1,094
Total	5,002	5,289
Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	18	16
Total	18	16
Insurance and participating investment contracts
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,646	4,415
Total risk adjustment	910	1,176
Insurance and participating investment contracts | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	544	0
Total risk adjustment	36	0
Insurance and participating investment contracts | Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	4,646	4,415
Total risk adjustment	891	1,159
Insurance and participating investment contracts | Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	19	17
Reinsurance contract liabilities
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	(467)	(221)
Total CSM		(220)
Total risk adjustment	(69)	(66)
Reinsurance contract liabilities | Disposal group
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	(426)	0
Total risk adjustment	(36)	0
Reinsurance contract liabilities | Life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	(467)	(220)
Total risk adjustment	(68)	(65)
Reinsurance contract liabilities | Non-life
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Total CSM	0	0
Total risk adjustment	£ (1)	£ (1)